SUBSEQUENT EVENTS (Details Narrative)	Jan. 01, 2024
Notes and other explanatory information [abstract]
Bonus RSUs structure description	(i) 10% of the commission withheld (the percentage was 15% previously) if an agent has not met the Cap and (ii) 20% of the commission withheld (the percentage was 30% previously) if an agent has met the Cap